UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-21949

DWS High Income Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2012 (Unaudited)

DWS High Income Opportunities Fund, Inc.
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 127.7%
Consumer Discretionary 28.2%
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		165,000	181,913
American Achievement Corp., 144A, 10.875%, 4/15/2016		255,000	185,513
AutoNation, Inc., 6.75%, 4/15/2018		270,000	293,963
Avis Budget Car Rental LLC, 8.25%, 1/15/2019		700,000	750,750
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		125,000	110,313
Block Communications, Inc., 144A, 7.25%, 2/1/2020		715,000	725,725
Cablevision Systems Corp., 7.75%, 4/15/2018		7,250,000	7,721,250
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020		695,000	700,212
10.0%, 12/15/2018		970,000	663,237
11.25%, 6/1/2017		3,900,000	4,255,875
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		400,000	410,000
CCO Holdings LLC:
6.625%, 1/31/2022		840,000	898,800
7.0%, 1/15/2019		235,000	253,800
7.25%, 10/30/2017		1,110,000	1,209,900
7.375%, 6/1/2020		100,000	109,875
7.875%, 4/30/2018		6,300,000	6,851,250
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		3,385,000	3,647,337
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		130,000	135,525
Clear Channel Communications, Inc., 9.0%, 3/1/2021		135,000	117,450
Clear Channel Worldwide Holdings, Inc., 144A, 7.625%, 3/15/2020		1,170,000	1,141,575
Crown Media Holdings, Inc., 10.5%, 7/15/2019		275,000	297,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		245,000	230,913
DineEquity, Inc., 9.5%, 10/30/2018		1,115,000	1,220,925
DISH DBS Corp.:
6.75%, 6/1/2021		145,000	156,600
7.125%, 2/1/2016		2,500,000	2,743,750
Gannett Co., Inc., 6.375%, 9/1/2015		1,830,000	1,948,950
Harron Communications LP, 144A, 9.125%, 4/1/2020		520,000	538,200
Hertz Corp.:
6.75%, 4/15/2019		45,000	46,800
144A, 6.75%, 4/15/2019		405,000	421,200
7.5%, 10/15/2018		6,000,000	6,435,000
Levi Strauss & Co., 7.625%, 5/15/2020		825,000	876,562
Libbey Glass, Inc., 144A, 6.875%, 5/15/2020		240,000	246,600
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		505,000	552,975
Mediacom Broadband LLC, 8.5%, 10/15/2015		425,000	436,687
Mediacom LLC, 7.25%, 2/15/2022		200,000	203,500
MGM Resorts International:
7.5%, 6/1/2016		550,000	569,250
7.625%, 1/15/2017		385,000	397,512
144A, 8.625%, 2/1/2019		1,585,000	1,695,950
10.0%, 11/1/2016		445,000	492,837
10.375%, 5/15/2014		1,900,000	2,142,250
National CineMedia LLC:
144A, 6.0%, 4/15/2022		400,000	407,000
7.875%, 7/15/2021		465,000	492,900
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		390,000	407,550
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		670,000	731,975
Regal Entertainment Group, 9.125%, 8/15/2018		350,000	385,000
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		1,015,000	1,141,875
Sonic Automotive, Inc., 144A, 7.0%, 7/15/2022 (b)		195,000	201,825
Stoneridge, Inc., 144A, 9.5%, 10/15/2017		5,100,000	5,233,875
UCI International, Inc., 8.625%, 2/15/2019		235,000	236,469
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	1,595,000	2,195,087
Unitymedia Hessen GmbH & Co., KG:
144A, 7.5%, 3/15/2019		825,000	874,500
144A, 8.125%, 12/1/2017		1,830,000	1,967,250
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		110,000	113,300
144A, 8.5%, 5/15/2021		135,000	136,013
UPC Holding BV:
144A, 8.375%, 8/15/2020		580,000	759,679
144A, 9.75%, 4/15/2018		795,000	1,079,012
Visant Corp., 10.0%, 10/1/2017		1,220,000	1,210,850
Visteon Corp., 6.75%, 4/15/2019		820,000	797,450
XM Satellite Radio, Inc., 144A, 7.625%, 11/1/2018		3,000,000	3,225,000
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		320,000	340,000

			73,954,334
Consumer Staples 2.5%
Alliance One International, Inc., 10.0%, 7/15/2016		500,000	501,250
B&G Foods, Inc., 7.625%, 1/15/2018		110,000	118,250
Constellation Brands, Inc., 6.0%, 5/1/2022		180,000	193,500
Darling International, Inc., 8.5%, 12/15/2018		785,000	881,162
Del Monte Corp., 7.625%, 2/15/2019		810,000	817,087
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		295,000	286,888
NBTY, Inc., 9.0%, 10/1/2018		1,540,000	1,701,700
Pilgrim's Pride Corp., 7.875%, 12/15/2018		265,000	268,644
Tops Holding Corp., 10.125%, 10/15/2015		1,195,000	1,269,687
TreeHouse Foods, Inc., 7.75%, 3/1/2018		225,000	243,844
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		385,000	390,775

			6,672,787
Energy 11.8%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		655,000	558,388
Arch Coal, Inc.:
7.0%, 6/15/2019		220,000	185,900
7.25%, 6/15/2021		350,000	293,125
8.75%, 8/1/2016		615,000	587,325
Chaparral Energy, Inc.:
8.25%, 9/1/2021		795,000	840,712
9.875%, 10/1/2020		4,500,000	5,000,625
Chesapeake Energy Corp.:
6.125%, 2/15/2021		450,000	435,375
6.875%, 11/15/2020		1,040,000	1,024,400
Chesapeake Midstream Partners LP, 6.125%, 7/15/2022		615,000	602,700
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		400,000	360,000
Cimarex Energy Co., 5.875%, 5/1/2022		390,000	405,113
CONSOL Energy, Inc.:
6.375%, 3/1/2021		170,000	159,800
8.0%, 4/1/2017		805,000	835,187
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		1,735,000	1,721,987
Crosstex Energy LP, 144A, 7.125%, 6/1/2022		195,000	192,075
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		780,000	809,250
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		510,000	508,725

EP Energy LLC:
144A, 6.875%, 5/1/2019		635,000	663,575
144A, 9.375%, 5/1/2020		145,000	150,256
EV Energy Partners LP, 8.0%, 4/15/2019		1,595,000	1,583,037
Frontier Oil Corp., 6.875%, 11/15/2018		630,000	655,200
Genesis Energy LP, 7.875%, 12/15/2018		440,000	451,000
Halcon Resources Corp., 144A, 9.75%, 7/15/2020 (b)		295,000	300,163
Holly Energy Partners LP, 144A, 6.5%, 3/1/2020		205,000	206,538
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		300,000	309,000
Linn Energy LLC:
144A, 6.25%, 11/1/2019		815,000	798,700
144A, 6.5%, 5/15/2019		240,000	237,600
MEG Energy Corp., 144A, 6.5%, 3/15/2021		435,000	444,244
Newfield Exploration Co., 5.75%, 1/30/2022		770,000	804,650
Northern Oil & Gas, Inc., 144A, 8.0%, 6/1/2020		1,010,000	1,004,950
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		300,000	297,000
7.25%, 2/1/2019		715,000	732,875
Offshore Group Investments Ltd.:
11.5%, 8/1/2015		30,000	32,550
144A, 11.5%, 8/1/2015		85,000	92,225
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		320,000	276,000
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		255,000	253,725
144A, 6.25%, 11/15/2021		295,000	292,050
Plains Exploration & Production Co.:
6.125%, 6/15/2019		430,000	432,150
6.75%, 2/1/2022		975,000	994,500
Sabine Pass LNG LP, 7.5%, 11/30/2016		565,000	593,250
SandRidge Energy, Inc., 7.5%, 3/15/2021		240,000	237,000
SESI LLC:
6.375%, 5/1/2019		440,000	460,900
144A, 7.125%, 12/15/2021		1,280,000	1,392,000
Swift Energy Co., 7.875%, 3/1/2022		785,000	788,925
Venoco, Inc., 8.875%, 2/15/2019		560,000	509,600
WPX Energy, Inc.:
5.25%, 1/15/2017		845,000	855,562
6.0%, 1/15/2022		620,000	616,900

			30,986,812
Financials 22.6%
AerCap Aviation Solutions BV, 144A, 6.375%, 5/30/2017		1,300,000	1,306,500
Ally Financial, Inc.:
5.5%, 2/15/2017		700,000	711,019
6.25%, 12/1/2017		7,000,000	7,373,177
AmeriGas Finance LLC:
6.75%, 5/20/2020		200,000	204,000
7.0%, 5/20/2022		200,000	206,000
Antero Resources Finance Corp.:
7.25%, 8/1/2019		540,000	558,900
9.375%, 12/1/2017		225,000	248,625
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		920,200	952,407
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		1,355,000	1,371,937
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		810,000	874,800
CIT Group, Inc., 5.25%, 3/15/2018		1,045,000	1,078,962
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		210,000	148,050
DPL, Inc., 144A, 6.5%, 10/15/2016		2,395,000	2,586,600
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		750,000	825,000

E*TRADE Financial Corp.:
6.75%, 6/1/2016		680,000	691,900
7.875%, 12/1/2015		2,000,000	2,030,000
12.5%, 11/30/2017		3,095,000	3,547,644
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		220,000	219,560
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		780,000	828,268
5.875%, 8/2/2021		560,000	623,004
6.625%, 8/15/2017		1,000,000	1,137,474
8.7%, 10/1/2014		2,000,000	2,276,892
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		405,000	422,212
144A, 5.875%, 1/31/2022		355,000	369,644
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		235,000	244,694
144A, 6.5%, 9/15/2018		210,000	228,375
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		175,000	179,375
8.875%, 2/1/2018		4,720,000	4,814,400
International Lease Finance Corp.:
5.75%, 5/15/2016		205,000	207,989
6.25%, 5/15/2019		510,000	519,562
8.625%, 1/15/2022		565,000	654,311
8.75%, 3/15/2017		1,840,000	2,065,400
Level 3 Financing, Inc.:
8.125%, 7/1/2019		375,000	384,844
8.625%, 7/15/2020		295,000	309,750
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		335,000	335,838
(REIT), 6.875%, 5/1/2021		550,000	573,375
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		305,000	317,963
144A, 5.875%, 3/15/2022		505,000	527,725
NII Capital Corp., 7.625%, 4/1/2021		375,000	321,563
Nuveen Investments, Inc., 10.5%, 11/15/2015		2,055,000	2,085,825
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		800,000	842,640
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		965,000	991,537
Reynolds Group Issuer, Inc.:
144A, 8.5%, 5/15/2018		3,715,000	3,640,700
144A, 9.0%, 4/15/2019		2,330,000	2,324,175
144A, 9.875%, 8/15/2019		115,000	119,313
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		200,000	214,000
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		755,000	787,087
144A, 7.75%, 2/15/2017		400,000	527,764
144A, 8.5%, 2/15/2019		315,000	336,262
144A, 8.75%, 2/15/2019		195,000	261,579
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		345,000	350,175
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		405,000	423,225
UR Merger Sub Corp.:
144A, 5.75%, 7/15/2018		690,000	717,600
144A, 7.375%, 5/15/2020		565,000	590,425
144A, 7.625%, 4/15/2022		565,000	591,837
10.875%, 6/15/2016		1,145,000	1,286,694
Wind Acquisition Finance SA:
144A, 7.25%, 2/15/2018		400,000	350,000
144A, 11.75%, 7/15/2017		505,000	511,262

			59,229,839
Health Care 4.4%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		955,000	983,650
Community Health Systems, Inc., 8.875%, 7/15/2015		255,000	261,694
HCA Holdings, Inc., 7.75%, 5/15/2021		1,275,000	1,367,437
HCA, Inc.:
5.875%, 3/15/2022		500,000	522,500
6.5%, 2/15/2020		2,155,000	2,335,481
7.5%, 2/15/2022		1,615,000	1,760,350
7.875%, 2/15/2020		2,110,000	2,342,100
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		295,000	314,175
STHI Holding Corp., 144A, 8.0%, 3/15/2018		325,000	343,688
Tenet Healthcare Corp., 6.25%, 11/1/2018		1,200,000	1,269,000

			11,500,075
Industrials 16.4%
Accuride Corp., 9.5%, 8/1/2018		6,000,000	6,180,000
Aguila 3 SA, 144A, 7.875%, 1/31/2018		920,000	947,600
Air Lease Corp., 144A, 5.625%, 4/1/2017		850,000	837,250
BE Aerospace, Inc., 6.875%, 10/1/2020		6,910,000	7,635,550
Bombardier, Inc., 144A, 5.75%, 3/15/2022		600,000	597,750
Briggs & Stratton Corp., 6.875%, 12/15/2020		370,000	395,900
Building Materials Corp. of America, 144A, 7.5%, 3/15/2020		6,000,000	6,510,000
Casella Waste Systems, Inc., 7.75%, 2/15/2019		820,000	807,700
Cenveo Corp., 8.875%, 2/1/2018		1,835,000	1,642,325
CHC Helicopter SA, 9.25%, 10/15/2020		885,000	865,087
Ducommun, Inc., 9.75%, 7/15/2018		320,000	336,800
DynCorp International, Inc., 10.375%, 7/1/2017		1,500,000	1,282,500
Florida East Coast Railway Corp., 8.125%, 2/1/2017		435,000	454,575
H&E Equipment Services, Inc., 8.375%, 7/15/2016		9,000,000	9,281,250
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		535,000	557,738
7.125%, 3/15/2021		110,000	114,950
Interline Brands, Inc., 7.0%, 11/15/2018		200,000	208,000
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		1,220,000	1,358,836
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		770,000	658,350
8.875%, 11/1/2017		815,000	821,113
144A, 8.875%, 11/1/2017 (b)		220,000	220,532
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		955,000	1,040,950
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	192,000

			42,946,756
Information Technology 6.8%
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,605,000	1,488,637
CDW LLC, 8.5%, 4/1/2019		3,210,000	3,418,650
CommScope, Inc., 144A, 8.25%, 1/15/2019		940,000	994,050
eAccess Ltd., 144A, 8.25%, 4/1/2018		315,000	286,650
Equinix, Inc.:
7.0%, 7/15/2021		440,000	484,000
8.125%, 3/1/2018		230,000	254,725
Fidelity National Information Services, Inc.:
144A, 5.0%, 3/15/2022		205,000	208,588
144A, 7.625%, 7/15/2017		105,000	115,238
First Data Corp., 144A, 7.375%, 6/15/2019		475,000	484,500
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,995,000	2,134,650
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		850,000	903,125
7.625%, 6/15/2021		435,000	473,062
Jabil Circuit, Inc., 5.625%, 12/15/2020		3,750,000	3,965,625
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		230,000	223,100
Seagate HDD Cayman, 7.0%, 11/1/2021		135,000	145,463
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		555,000	573,037
SunGard Data Systems, Inc., 10.25%, 8/15/2015		1,600,000	1,644,000
ViaSat, Inc., 144A, 6.875%, 6/15/2020		100,000	101,000

			17,898,100
Materials 11.6%
APERAM:
144A, 7.375%, 4/1/2016		405,000	348,300
144A, 7.75%, 4/1/2018		495,000	420,750
Berry Plastics Corp.:
8.25%, 11/15/2015		1,225,000	1,301,562
9.75%, 1/15/2021		1,290,000	1,402,875
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	1,910,000	2,272,077
Crown Americas LLC, 6.25%, 2/1/2021		105,000	114,713
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		3,345,000	3,227,925
144A, 9.875%, 6/15/2015		450,000	381,375
Exopack Holding Corp., 10.0%, 6/1/2018		435,000	436,088
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017		605,000	608,025
144A, 6.875%, 4/1/2022		435,000	438,263
144A, 7.0%, 11/1/2015		200,000	204,000
144A, 8.25%, 11/1/2019		1,045,000	1,107,700
Huntsman International LLC, 8.625%, 3/15/2020		585,000	656,662
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		3,250,000	3,428,750
JMC Steel Group, 144A, 8.25%, 3/15/2018		325,000	322,563
Kaiser Aluminum Corp., 144A, 8.25%, 6/1/2020		490,000	499,800
Koppers, Inc., 7.875%, 12/1/2019		750,000	808,125
Kraton Polymers LLC, 6.75%, 3/1/2019		400,000	417,000
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		320,000	320,000
LyondellBasell Industries NV:
144A, 5.0%, 4/15/2019		615,000	644,981
144A, 6.0%, 11/15/2021		200,000	219,500
Molycorp, Inc., 144A, 10.0%, 6/1/2020		385,000	381,150
Novelis, Inc.:
8.375%, 12/15/2017		1,595,000	1,706,650
8.75%, 12/15/2020		1,550,000	1,670,125
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		3,135,000	3,495,525
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		610,000	640,500
Polymer Group, Inc., 7.75%, 2/1/2019		590,000	623,187
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		1,180,000	1,233,100
Vulcan Materials Co., 6.5%, 12/1/2016		1,105,000	1,163,013

			30,494,284
Telecommunication Services 18.6%
Cincinnati Bell, Inc., 8.25%, 10/15/2017		5,575,000	5,798,000
CPI International, Inc., 8.0%, 2/15/2018		500,000	450,625
Cricket Communications, Inc.:
7.75%, 10/15/2020		4,500,000	4,297,500
10.0%, 7/15/2015		1,000,000	1,030,000
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		1,170,000	1,222,650
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	193,500
144A, 8.25%, 9/1/2017		835,000	849,612
Frontier Communications Corp., 8.5%, 4/15/2020		1,900,000	2,014,000

Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		5,000,000	5,262,500
7.5%, 4/1/2021		1,640,000	1,734,300
8.5%, 11/1/2019		1,100,000	1,218,250
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		3,191,718	3,295,449
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		3,000,000	2,955,000
7.875%, 9/1/2018		835,000	866,312
Nextel Communications, Inc.:
Series E, 6.875%, 10/31/2013		896,000	899,360
Series D, 7.375%, 8/1/2015		1,000,000	1,001,250
Sprint Nextel Corp.:
6.0%, 12/1/2016		2,760,000	2,642,700
144A, 9.125%, 3/1/2017		295,000	309,750
Syniverse Holdings, Inc., 9.125%, 1/15/2019		255,000	276,675
Telesat Canada, 144A, 6.0%, 5/15/2017		495,000	503,663
West Corp., 7.875%, 1/15/2019		155,000	161,975
Windstream Corp.:
7.75%, 10/15/2020		355,000	376,300
8.125%, 9/1/2018		10,500,000	11,287,500
Zayo Group LLC, 144A, 8.125%, 1/1/2020		200,000	209,000

			48,855,871
Utilities 4.8%
AES Corp.:
7.75%, 10/15/2015		1,930,000	2,166,425
8.0%, 10/15/2017		2,200,000	2,502,500
Calpine Corp., 144A, 7.875%, 7/31/2020		3,395,000	3,742,988
Edison Mission Energy, 7.0%, 5/15/2017		1,995,000	1,117,200
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		1,065,000	508,538
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		130,000	141,375
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		1,290,000	1,306,125
NRG Energy, Inc.:
7.625%, 1/15/2018		380,000	393,300
8.25%, 9/1/2020		580,000	600,300

			12,478,751

Total Corporate Bonds (Cost $327,626,203)			335,017,609
Government & Agency Obligation 0.4%
Sovereign Bonds
Republic of Croatia, 144A, 6.25%, 4/27/2017 (Cost $1,114,086)		1,120,000	1,116,984
Loan Participations and Assignments 11.1%
Senior Loans *
Caesars Entertainment Operating Co., Term Loan B6, 5.495%, 1/26/2018		597,000	533,196
Clear Channel Communication, Inc., Term Loan B, 3.895%, 1/28/2016		477,436	382,646
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		3,900,400	3,847,979
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		605,000	611,431
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		1,946,281	1,921,963
Dunkin' Brands, Inc., Term Loan B2, 4.0%, 11/23/2017		711,692	703,821
First Data Corp.:
Term Loan B3, LIBOR plus 2.75%, 9/24/2014		1,550,000	1,496,161
Term Loan B, 4.245%, 3/23/2018		3,987,082	3,668,374
Ineos U.S. Finance LLC, 6 year Term Loan, 6.5%, 5/4/2018		1,635,900	1,605,227
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/1/2019		4,967,730	4,944,456
Lord & Taylor Holdings LLC, Term Loan B, 5.75%, 1/11/2019		1,147,125	1,149,396
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		774,200	769,748
Sealed Air Corp., Term Loan B, 4.75%, 10/3/2018		766,350	773,925
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		4,235,538	4,241,362
Volume Services America, Inc., Term Loan A, 10.0%, 9/16/2015		2,325,000	2,330,812

Total Loan Participations and Assignments (Cost $29,117,573)			28,980,497

	Shares	Value ($)
Cash Equivalents 1.1%
Central Cash Management Fund, 0.14% (c) (Cost $2,927,861)	2,927,861	2,927,861

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $360,785,723) †	140.3	368,042,951
Notes Payable	(41.2)	(108,000,000)
Other Assets and Liabilities, Net	0.8	2,208,805

Net Assets	100.0	262,251,756

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2012.

†
The cost for federal income tax purposes was $383,968,671.  At June 30, 2012, net unrealized depreciation for all securities based on tax cost was $15,925,720.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,909,814 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,835,534.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

At June 30, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (d)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (e)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

12/20/2011 3/20/2017	705,000	1	5.0%	CIT Group, Inc., 5.50%, 2/15/2019, BB-	45,816	28,056	17,760

(d)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(e)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
Counterparty:
1	Credit Suisse

At June 30, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	14,100	USD	17,546	8/2/2012	(320)	JPMorgan Chase Securities, Inc.
EUR	6,003,900	USD	7,568,297	8/2/2012	(39,241)	Citigroup, Inc.
Total unrealized depreciation					(39,561)

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(f)
Corporate Bonds	$—	$335,017,609	$—	$335,017,609
Loan Participations and Assignments	—	28,980,497	—	28,980,497
Government & Agency Obligations	—	1,116,984	—	1,116,984
Short-Term Investments	2,927,861	—	—	2,927,861
Derivatives(g)	—	17,760	—	17,760
Total	$2,927,861	$365,132,850	$—	$368,060,711

Liabilities
Derivatives(g)	$—	$(39,561)	$—	$(39,561)
Total	$—	$(39,561)	$—	$(39,561)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$17,760	$—
Foreign Exchange Contracts	$—	$(39,561)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Opportunities Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 15, 2012